Risk Management - Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (Details) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
ECL coverage	100.00%
Gross exposure | Net gains on financial instruments designated at fair value
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 16,469	£ 14,894
Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,892	£ 22,576
ECL coverage	0.80%	0.90%
Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,074	£ 22,782
Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	20,884	19,472
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,607	2,768
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	583	542
Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	182	206
Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	47	92
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	113	111
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	22	3
Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 374,912	£ 381,660
ECL coverage	0.10%	0.10%
Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 375,234	£ 382,037
Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	353,179	353,473
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	21,601	27,926
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	454	638
Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	322	377
Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	126	153
Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	174	204
Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	22	20
Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 342,747	£ 353,292
ECL coverage	1.60%	1.50%
Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 348,468	£ 358,842
Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	301,585	308,821
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	39,692	42,935
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	7,191	7,086
Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	5,721	5,550
Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	919	1,048
Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,267	2,283
Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,535	2,219
Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 171,512	£ 173,770
ECL coverage	0.30%	0.30%
Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 172,095	£ 174,286
Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	150,202	153,672
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	19,469	18,200
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,424	2,414
Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	583	516
Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	50	29
Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	105	73
Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	428	414
Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 34,221	£ 34,584
ECL coverage	9.20%	8.10%
Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,707	£ 37,617
Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	30,409	29,788
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,578	6,449
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,720	1,380
Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	3,486	3,033
Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	523	458
Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,630	1,620
Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,333	955
Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,952	£ 15,084
ECL coverage	3.40%	3.70%
Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,305	£ 15,658
Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8,469	13,470
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,343	1,468
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	493	720
Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	353	574
Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	59	100
Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	118	166
Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	176	308
Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 127,062	£ 129,854
ECL coverage	1.00%	1.10%
Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 128,361	£ 131,281
Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	112,505	111,891
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	13,302	16,818
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,554	2,572
Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1,299	1,427
Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	287	461
Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	414	424
Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	598	542
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 561	£ 539
ECL coverage	3.80%	0.60%
100% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 583	£ 542
100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	583	542
100% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	22	3
100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	22	3
100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 432	£ 618
ECL coverage	4.80%	3.10%
100% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 454	£ 638
100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	454	638
100% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	22	20
100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	22	20
100% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,654	£ 4,865
ECL coverage	35.20%	31.30%
100% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,187	£ 7,081
100% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	7,187	7,081
100% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	2,533	2,216
100% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,533	2,216
100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,996	£ 2,000
ECL coverage	17.70%	17.10%
100% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,424	£ 2,414
100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,424	2,414
100% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	428	414
100% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	428	414
100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 387	£ 425
ECL coverage	77.50%	69.20%
100% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,720	£ 1,380
100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,720	1,380
100% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1,333	955
100% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	1,333	955
100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 317	£ 412
ECL coverage	35.70%	42.80%
100% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 493	£ 720
100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	493	720
100% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	176	308
100% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	176	308
100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,954	£ 2,028
ECL coverage	23.40%	21.00%
100% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,550	£ 2,567
100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2,550	2,567
100% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	596	539
100% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	596	539
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,660	£ 5,836
ECL coverage	0.00%	0.10%
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,661	£ 5,844
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	7,582	5,695
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	79	149
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1	8
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	7
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 78,402	£ 78,825
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 78,404	£ 78,829
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	77,689	78,077
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	715	752
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	2	4
Strong | 0.0 to 0.05% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 63,669	£ 70,763
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 63,677	£ 70,784
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	62,940	69,246
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	733	1,533
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	8	21
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6	7
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	11
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.0 to 0.05% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 26,345	£ 33,752
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 26,346	£ 33,753
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	25,759	32,991
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	587	762
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.0 to 0.05% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.0 to 0.05% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 133	£ 197
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 133	£ 197
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	133	194
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 66	£ 101
ECL coverage	1.50%	1.00%
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 67	£ 102
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	67	101
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.0 to 0.05% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.0 to 0.05% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,125	£ 36,713
ECL coverage	0.00%	0.10%
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,131	£ 36,732
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	36,981	35,960
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	146	767
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong | 0.0 to 0.05% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	6	19
Strong | 0.0 to 0.05% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong | 0.0 to 0.05% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	11
Strong | 0.0 to 0.05% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,338	£ 4,555
ECL coverage	0.10%	0.20%
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,340	£ 4,558
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,337	4,210
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3	348
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	2
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 75,871	£ 89,913
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 75,878	£ 89,921
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	75,399	85,917
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	479	4,004
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	7	8
Strong | 0.05 to 0.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6	7
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 87,486	£ 127,497
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 87,518	£ 127,528
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	84,032	118,434
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,486	9,094
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	32	31
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	30	25
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	6
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 62,028	£ 102,225
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 62,042	£ 102,239
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	58,656	93,388
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,386	8,851
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	14	14
Strong | 0.05 to 0.15% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12	9
Strong | 0.05 to 0.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	5
Strong | 0.05 to 0.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,465	£ 2,553
ECL coverage	0.10%	0.20%
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,467	£ 2,559
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,463	2,556
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	3
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	2	6
Strong | 0.05 to 0.15% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	6
Strong | 0.05 to 0.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 572	£ 821
ECL coverage	0.20%	0.10%
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 573	£ 822
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	569	816
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	6
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.05 to 0.15% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.05 to 0.15% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,421	£ 21,898
ECL coverage	0.10%	0.00%
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,436	£ 21,908
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	23,344	21,674
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	92	234
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	15	10
Strong | 0.05 to 0.15% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	15	9
Strong | 0.05 to 0.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong | 0.05 to 0.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,364	£ 2,907
ECL coverage	0.10%	0.20%
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,368	£ 2,913
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,211	2,733
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	157	180
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	4	6
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	3
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 66,330	£ 69,715
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 66,343	£ 69,730
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	63,545	67,381
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,798	2,349
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	13	15
Strong | 0.15 to 0.30% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12	13
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 74,007	£ 32,193
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 74,056	£ 32,241
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	66,463	27,881
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	7,593	4,360
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	49	48
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	38	38
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	11	10
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,501	£ 14,294
ECL coverage	0.00%	0.10%
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,527	£ 14,303
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	51,292	11,346
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	7,235	2,957
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	26	9
Strong | 0.15 to 0.30% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	18	4
Strong | 0.15 to 0.30% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	8	5
Strong | 0.15 to 0.30% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,371	£ 4,130
ECL coverage	0.30%	0.30%
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,380	£ 4,144
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,374	4,139
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	5
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	9	14
Strong | 0.15 to 0.30% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9	14
Strong | 0.15 to 0.30% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 968	£ 1,356
ECL coverage	0.20%	0.20%
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 970	£ 1,359
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	964	1,350
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	9
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.15 to 0.30% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong | 0.15 to 0.30% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,167	£ 12,413
ECL coverage	0.10%	0.20%
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,179	£ 12,435
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,833	11,046
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	346	1,389
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	12	22
Strong | 0.15 to 0.30% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9	17
Strong | 0.15 to 0.30% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3	5
Strong | 0.15 to 0.30% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,126	£ 3,366
ECL coverage	0.20%	0.30%
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,133	£ 3,375
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,848	3,161
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	285	214
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	7	9
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3	8
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	1
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 67,840	£ 59,615
ECL coverage	0.00%	0.00%
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 67,864	£ 59,634
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	66,423	57,553
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,441	2,081
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	24	19
Strong | 0.30 to 0.60% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	22	15
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2	4
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 41,663	£ 42,865
ECL coverage	0.30%	0.30%
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 41,779	£ 43,006
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	38,881	39,869
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,898	3,137
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	116	141
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	96	118
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	20	23
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,773	£ 17,097
ECL coverage	0.20%	0.10%
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,797	£ 17,120
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11,350	14,830
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,447	2,290
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	24	23
Strong | 0.30 to 0.60% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12	14
Strong | 0.30 to 0.60% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	12	9
Strong | 0.30 to 0.60% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,232	£ 5,432
ECL coverage	0.50%	0.60%
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,259	£ 5,464
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,248	5,446
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	11	18
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	27	32
Strong | 0.30 to 0.60% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	27	30
Strong | 0.30 to 0.60% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	2
Strong | 0.30 to 0.60% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,399	£ 7,394
ECL coverage	0.50%	0.50%
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,419	£ 7,434
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4,369	7,379
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	50	55
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	20	40
Strong | 0.30 to 0.60% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	16	36
Strong | 0.30 to 0.60% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	4
Strong | 0.30 to 0.60% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 18,259	£ 12,942
ECL coverage	0.20%	0.40%
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 18,304	£ 12,988
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,914	12,214
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	390	774
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	45	46
Strong | 0.30 to 0.60% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	41	38
Strong | 0.30 to 0.60% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4	8
Strong | 0.30 to 0.60% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,075	£ 2,713
ECL coverage	0.50%	1.00%
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,089	£ 2,740
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,388	1,989
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	701	751
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	14	27
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8	21
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	6
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,810	£ 40,068
ECL coverage	0.10%	0.20%
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 58,863	£ 40,146
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	54,686	33,465
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,177	6,681
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	53	78
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	38	50
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	15	28
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 41,011	£ 33,995
ECL coverage	0.90%	1.60%
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 41,397	£ 34,543
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	33,175	27,745
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	8,222	6,798
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	386	548
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	264	302
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	122	246
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,916	£ 2,545
ECL coverage	0.50%	0.70%
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,947	£ 2,562
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,833	888
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,114	1,674
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	31	17
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6	1
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	25	16
Satisfactory | 0.60 to 2.15% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,032	£ 5,538
ECL coverage	1.40%	3.50%
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,183	£ 5,740
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11,010	4,370
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	173	1,370
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	151	202
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	137	57
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	14	145
Satisfactory | 0.60 to 2.15% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,110	£ 3,095
ECL coverage	1.40%	1.30%
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,140	£ 3,135
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,899	2,875
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	241	260
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	30	40
Satisfactory | 0.60 to 2.15% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	15	21
Satisfactory | 0.60 to 2.15% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	15	19
Satisfactory | 0.60 to 2.15% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,953	£ 22,817
ECL coverage	0.80%	1.30%
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,127	£ 23,106
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,433	19,612
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,694	3,494
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	174	289
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	106	223
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	68	66
Satisfactory | 0.60 to 2.15% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,458	£ 2,228
ECL coverage	2.80%	3.60%
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,528	£ 2,312
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,501	1,626
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,027	686
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	70	84
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	29	49
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	41	35
Satisfactory | 2.15 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,854	£ 38,294
ECL coverage	0.50%	0.40%
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,965	£ 38,442
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	14,690	30,374
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	8,275	8,068
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	111	148
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	40	62
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	71	86
Satisfactory | 2.15 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,938	£ 36,116
ECL coverage	5.10%	4.00%
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 27,324	£ 37,631
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	15,423	24,526
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	11,901	13,105
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1,386	1,515
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	438	488
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	948	1,027
Satisfactory | 2.15 to 11.35% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,397	£ 1,321
ECL coverage	1.60%	1.70%
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,437	£ 1,344
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	194	63
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,243	1,281
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	40	23
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	39	23
Satisfactory | 2.15 to 11.35% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,290	£ 15,130
ECL coverage	8.20%	6.50%
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,303	£ 16,182
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	8,867	12,719
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,436	3,463
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1,013	1,052
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	314	299
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	699	753
Satisfactory | 2.15 to 11.35% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,380	£ 1,745
ECL coverage	4.50%	5.80%
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,445	£ 1,853
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	583	924
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	862	929
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	65	108
Satisfactory | 2.15 to 11.35% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	22	36
Satisfactory | 2.15 to 11.35% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	43	72
Satisfactory | 2.15 to 11.35% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,871	£ 17,920
ECL coverage	2.40%	1.80%
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,139	£ 18,252
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,779	10,820
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,360	7,432
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	268	332
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	101	153
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	167	179
Satisfactory | 2.15 to 11.35% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 310	£ 432
ECL coverage	16.70%	13.30%
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 372	£ 498
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17	58
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	355	440
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	62	66
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	61	64
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,373	£ 4,612
ECL coverage	2.00%	1.80%
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,463	£ 4,697
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	747	706
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,716	3,991
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loan commitments | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	90	85
Higher Risk | 11.35 to 100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6	3
Higher Risk | 11.35 to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	84	82
Higher Risk | 11.35 to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,319	£ 4,998
ECL coverage	21.90%	17.10%
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,530	£ 6,028
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	671	1,120
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,859	4,908
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	1,211	1,030
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	47	70
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,164	960
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 556	£ 536
ECL coverage	3.30%	2.70%
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 575	£ 551
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	118	166
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	457	385
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	19	15
Higher Risk | 11.35 to 100% | Retail mortgages | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	19	15
Higher Risk | 11.35 to 100% | Retail mortgages | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,311	£ 1,179
ECL coverage	42.00%	39.60%
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,262	£ 1,951
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	314	364
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,948	1,587
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	951	772
Higher Risk | 11.35 to 100% | Retail credit cards | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	34	52
Higher Risk | 11.35 to 100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	917	720
Higher Risk | 11.35 to 100% | Retail credit cards | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 140	£ 160
ECL coverage	29.30%	31.30%
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 198	£ 233
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	18	25
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	180	208
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	58	73
Higher Risk | 11.35 to 100% | Retail other | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2	2
Higher Risk | 11.35 to 100% | Retail other | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	56	71
Higher Risk | 11.35 to 100% | Retail other | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,312	£ 3,123
ECL coverage	7.30%	5.20%
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,495	£ 3,293
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	221	565
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,274	2,728
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans | ECL | Total
Disclosure of internal credit grades [line items]
Credit exposure	183	170
Higher Risk | 11.35 to 100% | Corporate loans | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11	16
Higher Risk | 11.35 to 100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	172	154
Higher Risk | 11.35 to 100% | Corporate loans | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0